Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Raw materials	438,853	307,315
Work-in-process	1,549,119	1,074,042
Finished products	666,648	742,979

Inventories, gross	2,654,620	2,124,336
Allowance for obsolescence and/or lower market value	(261,598)	(267,366)

Inventories, net	2,393,022	1,856,970

Allowance for Obsolescence and/or Lower Market Values

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR

Balance at beginning of year	(267,366)	(193,513)
Addition for the year	(164,852)	(130,911)
Effect of changes in exchange rates	2,532	1,009
Utilization of the provision	168,088	56,049

Allowance for obsolescence and/or lower market value	(261,598)	(267,366)